Property, Leasehold Improvements and Equipment (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, leasehold improvements and equipment:
Gross	$ 63,020
Less accumulated depreciation	(1,178)
Net	61,842
Depreciation	1,178
Furniture and fixtures
Property, leasehold improvements and equipment:
Gross	11,494
Leasehold improvements
Property, leasehold improvements and equipment:
Gross	42,350
Equipment
Property, leasehold improvements and equipment:
Gross	6,601
Vehicles
Property, leasehold improvements and equipment:
Gross	$ 2,575
Predecessor
Property, leasehold improvements and equipment:
Gross			$ 107,962
Less accumulated depreciation			(81,114)
Net			26,848
Fair value adjustment on property, leasehold improvements and equipment		$ 43,083
Depreciation		$ 11,382	13,895	$ 14,439
Predecessor | Furniture and fixtures
Property, leasehold improvements and equipment:
Gross			25,677
Predecessor | Leasehold improvements
Property, leasehold improvements and equipment:
Gross			50,400
Predecessor | Equipment
Property, leasehold improvements and equipment:
Gross			28,744
Predecessor | Vehicles
Property, leasehold improvements and equipment:
Gross			$ 3,141